Consolidated Statements of Cash Flows - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of cash flows [abstract]
NET INCOME FOR THE YEAR	$ 859,850	$ 593,837	$ 807,482
Adjustments for non-cash items included in net income	(1,573,032)	(1,306,901)	(1,456,419)
Depreciation and amortization	141,435	143,762	129,993
Impairment of property, plant, and equipment	1,295	1,912	0
Provision for loan losses	658,534	429,854	447,071
Mark to market of trading investments	(45,365)	(125,613)	(20,173)
Income from investments in associates and other companies	(8,533)	(8,763)	(10,310)
Net gain on sale of assets received in lieu of payment	(3,993)	(8,452)	(4,354)
Provision on assets received in lieu of payment	95	(858)	743
Net sale on sale of investment in associates and other companies	(1,903)	0	0
Net gain on sale of property, plant and equipment	(5,123)	(5,281)	(6,405)
Net interest income	(1,786,786)	(1,093,049)	(1,570,112)
Net fee and commission income	(547,066)	(502,640)	(407,268)
Changes in deferred taxes	12,659	(131,195)	(52,181)
Other non-cash items	11,719	(6,578)	36,577
Increase/decrease in operating assets and liabilities	1,195,570	2,028,822	289,949
(Increase)/decrease of loans and accounts receivables from customers, net	(549,114)	(2,047,036)	(2,026,071)
(Increase)/decrease of financial investments	4,618,410	(1,908,858)	(647,482)
Decrease/ (increase) of interbank loans	37,068	(35,372)	(32,527)
Decrease/(increase) of assets received or awarded in lieu of payment	(21,082)	(5,685)	(1,533)
Increase/(decrease) of debits in customers checking accounts	883,710	(697,222)	(2,673,664)
(Decrease)/increase of time deposits and other time liabilities	960,683	3,159,152	2,847,734
(Decrease)/increase of obligations with domestic banks	6,093	4,900	40,093
Increase/(decrease) of other demand liabilities or time obligations	61,322	(162,301)	(756,337)
Increase/(decrease) of obligations with foreign banks	14,222	1,032,051	25,445
Increase/(decrease) of obligations with Central Bank of Chile	(6,048,867)	464,784	(27,356)
(Decrease)/increase of obligations under repurchase agreements	(5,996)	(32,771)	228,721
(Decrease)/increase in other financial liabilities	(95,732)	3,278	110,089
(Decrease)/increase of other assets and liabilities	609,870	940,645	1,989,113
Redemption of letters of credit	(1,009)	(2,568)	(3,681)
Senior bond issuances	692,004	775,171	461,221
Redemption of senior bonds and payments of interest	(1,221,744)	(266,794)	(1,183,950)
Redemption of mortgage bonds and payments of interest	(8,647)	(7,545)	(6,655)
Redemption of perpetual bond and payments of interest	(30,818)	(28,243)	(28,263)
Payment of interest on lease obligations	(7,617)	(3,601)	(2,855)
Interest received	4,964,892	4,662,944	4,086,656
Interest paid	(4,076,146)	(4,135,540)	(2,516,544)
Dividends received from investments in other companies	966	2,944	526
Fees and commissions received	692,044	621,286	729,063
Fees and commissions paid	(278,942)	(304,797)	(321,794)
Total cash flow (used in) provided by operating activities	482,388	1,315,758	(358,988)
B - CASH FLOWS FROM INVESTMENT ACTIVITIES:
Purchases of property, plant, and equipment	(63,161)	(74,426)	(58,393)
Sales of property, plant, and equipment	1,140	1,643	18,690
Purchases of intangible assets	(44,559)	(45,067)	(54,899)
Total cash flow used in investment activities	(106,580)	(117,850)	(94,602)
C - CASH FLOW FROM FINANCING ACTIVITIES:
Dividends paid	(347,483)	(485,191)	(464,977)
Placement of subordinated bond	0	0	102,481
Lease obligations paid	(25,364)	(30,101)	(21,827)
Total cash flow used in financing activities	(372,847)	(515,292)	(384,323)
D – NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS DURING THE YEAR	2,961	682,616	(837,913)
E – EFFECTS OF FOREIGN EXCHANGE RATE FLUCTUATIONS	7,317	(1,778)	25,904
F - INITIAL BALANCE OF CASH AND CASH EQUIVALENTS	2,760,724	2,079,886	2,891,895
FINAL BALANCE OF CASH AND CASH EQUIVALENTS	2,771,002	2,760,724	2,079,886
Reconciliation of provisions for the Consolidated Statements of Cash Flow for the year ended
Provision for loan losses for cash flow purposes	(658,534)	(429,854)	(447,071)
Recovery of loans previously charged off	153,944	107,069	90,577
Provision for loan losses – net	$ (504,590)	$ (322,785)	$ (356,494)